Earnings Per Share	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE [Abstract]
Earnings Per Share

23. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	For the year ended December 31, (in thousands, except per share data)
	2016	2017	2018
Numerator:
Net income attributable to Changyou.com Limited	$144,947	$108,834	$84,332
Numerator for basic earnings per share	144,947	108,834	84,332
Numerator for diluted earnings per share	144,936	108,838	84,332
Denominator:
Weighted average number of ordinary shares outstanding — basic	104,560	105,188	106,170
Incremental shares from treasury stock method	1,718	1,382	1,066

Weighted average number of ordinary shares outstanding — diluted	106,278	106,570	107,236

Basic net income per share	$1.39	$1.03	$0.79
Diluted net income per share	$1.36	$1.02	$0.79

As of December 31, 2016, 2017 and 2018, no outstanding non-vested restricted shares or share options were excluded from the computation of dilutive income per share for the years ended December 31, 2016, 2017 and 2018. The dilutive effects of restricted shares and share options are calculated using the treasury stock method.